UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Amendment [ ]; Amendment Number:
  This Amendment:    [ ] is a restatement.
                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

RS Growth Group LLC
388 Market Street, Ste. 1700
San Francisco, CA  94111

13F File Number: 028-05155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Terry R. Otton
Chief Executive Officer
(415) 591-2700
Signature, Place, and Date of Signing:

/s/ Terry R. Otton	    San Francisco, CA	   November 14, 2005

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	157

Form 13F Information Table Value Total:	71,581

List of Other Included Managers:	None


ISSUER                 TYPE           CUSIP     VALUE      SHS   INVEST  VOTG
                                 	       (X1000)           DISCRET AUTH
ABB LTD. ADR            SP ADR      000375204      85     11,600   sole  sole
Abercrombie & Fitch Co  Cl A        002896207     214      4,300   sole  sole
Advanced Analogic Tech  Com         00752j108     145     12,990   sole  sole
Alexion Pharmaceutical  Com         015351109   1,008     36,420   sole  sole
Allscripts Healthcare   Com         01988P108     131      7,250   sole  sole
America Movil - ADR Se  SP ADR      02364w105      71      2,700   sole  sole
American Healthways, I  Com         02649v104     340      8,020   sole  sole
AMERIGROUP Corp.        Com         03073T102      52      2,700   sole  sole
AMN Healthcare Service  Com         001744101   1,316     85,080   sole  sole
Angiotech Pharmaceutic  Com         034918102     842     60,064   sole  sole
aQuantive, Inc.         Com         03839g105   1,073     53,280   sole  sole
Arena Resources, Inc.   Com         040049108      59      2,400   sole  sole
AtheroGenics, Inc.      Com         047439104     653     40,740   sole  sole
AudioCodes Ltd.         ORD         M15342104     762     69,180   sole  sole
Avid Technology, Inc.   Com         05367p100     132      3,200   sole  sole
Baker (Michael) Corpor  Com         057149106      96      3,700   sole  sole
Bankrate, Inc.          Com         06646v108     450     16,420   sole  sole
Bebe Stores, Inc.       Com         075571109     498     28,479   sole  sole
BJ Services Co.         Com         055482103      79      2,200   sole  sole
Blackboard, Inc.        Com         091935502   1,176     47,010   sole  sole
Boston Private Financi  Com         101119105   1,286     48,460   sole  sole
California Pizza Kitch  Com         13054d109   1,398     47,800   sole  sole
Ceradyne, Inc.          Com         156710105     533     14,530   sole  sole
Chaparral Steel         Com         159423102      88      3,500   sole  sole
Chemed Corp.            Com         16359r103     595     13,720   sole  sole
Chicago Bridge & Iron   NY REG SH   167250109      78      2,500   sole  sole
Cimarex Energy Co       Com         171798101     113      2,500   sole  sole
CNET Networks, Inc.     Com         12613R104     542     39,940   sole  sole
Coldwater Creek, Inc.   Com         193068103     668     26,480   sole  sole
Commercial Metals Co.   Com         201723103     115      3,400   sole  sole
Comtech Telecommunicat  Com         205826209      62      1,500   sole  sole
CRA International Inc.  Com         12618t105     552     13,240   sole  sole
Credence Systems Corp.  Com         225302108     554     69,380   sole  sole
Cree, Inc.              Com         225447101     756     30,230   sole  sole
CV Therapeutics, Inc.   Com         126667104     395     14,770   sole  sole
Cypress Semiconductor   Com         232806109      90      6,000   sole  sole
Dex Media Inc.          Com         25212e100      22        800   sole  sole
Digital River, Inc.     Com         25388b104     642     18,430   sole  sole
eCollege.com, Inc.      Com         27887e100     273     18,400   sole  sole
Epicor Software Corp.   Com         29426L108     619     47,590   sole  sole
Equinix, Inc.           Com         29444u502   1,110     26,650   sole  sole
eResearch Technology,   Com         29481V108     766     53,980   sole  sole
Euronet Worldwide, Inc. Com         298736109   1,184     40,010   sole  sole
Evergreen Solar, Inc.   Com         30033r108      91      9,700   sole  sole
First Advantage Corp-C  Cl A        31845f100     118      4,000   sole  sole
First Horizon Pharmace  Com         32051K106     640     32,230   sole  sole
FMC Technologies, Inc.  Com         30249u101     126      3,000   sole  sole
Gemstar-TV Guide Inter  Com         36866W106      62     21,000   sole  sole
Genesis Microchip, Inc  Com         37184c103      55      2,500   sole  sole
Greenfield Online, Inc  Com         395150105      58     10,645   sole  sole
GSI Commerce, Inc.      Com         36238g102     952     47,845   sole  sole
Haemonetics Corp.       Com         405024100      71      1,500   sole  sole
Harrah's Entertainment  Com         413619107      65      1,000   sole  sole
Herman Miller, Inc.     Com         600544100      56      1,840   sole  sole
Hibbett Sporting Goods  Com         428565105   1,515     68,095   sole  sole
Huron Consulting Group  Com         447462102     570     21,260   sole  sole
Hyperion Solutions Cor  Com         44914m104     378      7,780   sole  sole
Hythiam, Inc.           Com         44919f104      63      9,500   sole  sole
ICG, Inc.               Com         44925a107      57      3,810   sole  sole
I-Flow Corp.            Com         449520303     731     53,350   sole  sole
Illumina, Inc.          Com         452327109     552     43,060   sole  sole
Imax Corp.              Com         45245e109      62      5,900   sole  sole
Informatica Corp.       Com         45666Q102     200     16,650   sole  sole
InfoSpace, Inc.         Com         45678t201     420     17,590   sole  sole
InPhonic, Inc.          Com         45772g105     179     13,000   sole  sole
International Aluminum  Com         458884103      83      2,250   sole  sole
International Game Tec  Com         459902102     108      3,990   sole  sole
Interwoven, Inc.        Com         46114t508      44      5,400   sole  sole
Investment Technology   Com         46145f105     255      8,600   sole  sole
Iris International Inc  Com         46270w105     188     10,200   sole  sole
Ixia                    Com         45071r109     442     30,030   sole  sole
j2 Global Communicatio  Com         46626E205   1,063     26,310   sole  sole
JAMDAT Mobile, Inc.     Com         47023t100     761     36,250   sole  sole
Keryx Biopharmaceutica  Com         492515101     483     30,670   sole  sole
Key Energy Services, I  Com         492914106      89      6,000   sole  sole
Kulicke and Soffa Indu  Com         501242101      73     10,000   sole  sole
Kyphon, Inc.            Com         501577100     219      4,990   sole  sole
LifeCell Corp.          Com         531927101     669     30,930   sole  sole
Lifeline Systems, Inc.  Com         532192101   1,050     31,410   sole  sole
Linktone Ltd., ADR      ADR         535925101     186     17,000   sole  sole
Magellan Health Servic  Com         559079207     396     11,260   sole  sole
Marchex, Inc., Class B  Cl B        56624R108     668     40,310   sole  sole
McMoRan Exploration Co  Com         582411104      97      5,000   sole  sole
Merge Technologies, In  Com         589981109     988     57,825   sole  sole
MICROS Systems, Inc.    Com         594901100     518     11,840   sole  sole
MicroStrategy, Inc., C  Cl A        594972408   1,033     14,700   sole  sole
MPS Group, Inc.         Com         553409103     178     15,100   sole  sole
M-Systems Flash Disk P  ORD         M7061C100   2,655     88,750   sole  sole
Nabi Biopharmaceutical  Com         629519109     602     45,990   sole  sole
Navigant Consulting, I  Com         63935n107     508     26,490   sole  sole
Nektar Therapeutics     Com         640268108      76      4,500   sole  sole
Netflix, Inc.           Com         64110L106     687     26,420   sole  sole
Netlogic Microsystems,  Com         64118b100     530     24,560   sole  sole
NitroMed, Inc.          Com         654798503     147      8,150   sole  sole
NuVasive, Inc.          Com         670704105     463     24,700   sole  sole
O2Micro International   ORD         g6797e106   1,229     78,090   sole  sole
Omnicell, Inc.          Com         68213n109     117     12,000   sole  sole
Openwave Systems, Inc.  Com         683718308     566     31,470   sole  sole
Optimal Group, Inc., C  Cl A        68388r208     399     19,270   sole  sole
Option Care, Inc.       Com         683948103   1,007     68,800   sole  sole
optionsXpress Holdings  Com         684010101      86      4,500   sole  sole
Oregon Steel Mills, In  Com         686079104      98      3,500   sole  sole
PC Mall, Inc.           Com         69323k100     126     22,000   sole  sole
PDF Solutions, Inc.     Com         693282105      87      5,250   sole  sole
Photon Dynamics, Inc.   Com         719364101     884     46,140   sole  sole
PortalPlayer, Inc.      Com         736187204     326     11,900   sole  sole
Portfolio Recovery As   Com         73640q105     918     21,250   sole  sole
PowerDsine Ltd.         SHS         m41415106      74      6,700   sole  sole
Precision Drilling Cor  Com         74022d100     123      2,500   sole  sole
Quest Software, Inc.    Com         74834T103     939     62,320   sole  sole
Radiation Therapy Serv  Com         750323206     662     20,770   sole  sole
Redback Networks, Inc.  Com         757209507     528     53,240   sole  sole
Refco, Inc.             Com         75866g109     105      3,700   sole  sole
Reliant Energy, Inc.    Com         75952b105     880     56,980   sole  sole
Rigel Pharmaceuticals,  Com         766559603      71      3,000   sole  sole
Salesforce.com, Inc.    Com         79466l302     297     12,840   sole  sole
Salix Pharmaceuticals   Com         795435106   1,139     53,580   sole  sole
Scientific Games Corp.  Cl A        80874P109     673     21,710   sole  sole
Shire Pharmaceuticals   SP ADR      82481r106      81      2,200   sole  sole
Simpson Manufacturing   Com         829073105      67      1,700   sole  sole
SiRF Technology Holdin  Com         82967h101   1,008     33,470   sole  sole
SonoSite, Inc.          Com         83568G104     159      5,360   sole  sole
Station Casinos, Inc.   Com         857689103     778     11,720   sole  sole
SupportSoft, Inc.       Com         868587106     126     25,000   sole  sole
SVB Financial Group     Com         78486q101     107      2,200   sole  sole
Symbol Technologies, I  Com         871508107       1         66   sole  sole
Symmetry Medical, Inc.  Com         871546206     615     25,930   sole  sole
Taleo Corp-Class A      Cl A        87424n104     432     31,980   sole  sole
Tellabs, Inc.           Com         879664100     105     10,000   sole  sole
Tessera Technologies,   Com         88164L100     556     18,590   sole  sole
Texas Roadhouse, Inc.,  Cl A        882681109     783     52,520   sole  sole
The Ultimate Software   Com         90385d107     225     12,190   sole  sole
Tom Online, Inc., ADR   ADR REG S   889728200      79      4,000   sole  sole
Tower Group, Inc.       Com         891777104     827     54,700   sole  sole
Ultra Petroleum Corp.   Com         903914109      71      1,250   sole  sole
Ultratech, Inc.         Com         904034105     300     19,230   sole  sole
Unit Corp.              Com         909218109   1,363     24,650   sole  sole
United Natural Foods,   Com         911163103     861     24,340   sole  sole
United Surgical Partne  Com         913016309     774     19,795   sole  sole
Universal Technical In  Com         913915104     580     16,300   sole  sole
ValueClick, Inc.        Com         92046n102   2,122    124,163   sole  sole
VaxGen, Inc.            Com         922390208      74      5,100   sole  sole
ViaSat, Inc.            Com         92552v100     103      4,000   sole  sole
Virage Logic Corp.      Com         92763r104     513     66,160   sole  sole
Vistaprint Ltd.         Com         g93762204      26      1,700   sole  sole
Volterra Semiconductor  Com         928708106     298     24,320   sole  sole
Walter Industries, Inc  Com         93317q105     127      2,600   sole  sole
WebEx Communications,   Com         94767l109     949     38,720   sole  sole
WebMD Corporation       Com         94769M105     142     12,800   sole  sole
WEBMD Health Corp-Cl-A  Cl A        94770v102      18        750   sole  sole
WebSideStory, Inc.      Com         947685103     740     41,780   sole  sole
Wind River Systems, In  Com         973149107     590     45,640   sole  sole
Xenogen Corp.           Com         98410R108      62     20,000   sole  sole
XM Satellite Radio Hol  Cl A        983759101      72      2,000   sole  sole
XTO Energy, Inc.        Com         98385x106      91      2,000   sole  sole
ZipRealty, Inc.         Com         98974v107     316     24,780   sole  sole
Zumiez, Inc.            Com         989817101     205      6,290   sole  sole